Capital - Asset management operations (Details) - Asset management business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Regulatory and other surplus
Balance at 1 January	$ 497	$ 466
Gains during the year	204	254
Movement in capital requirement	8	(20)
Capital injection	6	3
Distributions made to the parent company	(197)	(205)
Exchange and other movements	(18)	(1)
Balance at 31 December	$ 500	$ 497